CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in US$ per share)	$ 0.10	$ 0.10
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000
Ordinary shares, issued (in shares)	871,256,270	864,775,340